Trade receivables	12 Months Ended
Dec. 31, 2022
Trade receivables [Abstract]
Trade receivables
7	Trade receivables

Trade receivables as of December 31, 2022 and 2021, are summarized as follows:

	2022	2021
Maritime
Offshore vessels	$166,703	$187,742
Parcel tankers	12,604	10,071
Bulk Carrier	33,896	-
Shipping agencies	26,904	7,839

Maritime infrastructure
Shipyard	56,343	59,942

Ports, terminals and logistics
Port services	100	889
Repair of containers	9,970	20,705
Automotive services	795	1,277
Commercial leases	-	66

Warehousing and other businesses
Warehousing	60,040	35,560
Other businesses	1,335	1,267
Total trade receivables	368,690	325,358
Contract assets	128,799	96,023
Allowance for doubtful accounts	(25,975)	(20,294)
	$471,514	$401,087

All amounts are short-term. The net carrying value of trade accounts receivables is considered a reasonable approximation to fair value.

The activity in the allowance for doubtful accounts is presented below:

	2022	2021
Balance as of January 1	$20,294	$21,218
Impairment loss for the period	7,277	199
Receivables written off during the year	(1,596)	(1,123)
Balance as of December 31	$25,975	$20,294

Note 26 includes disclosures related to credit risk exposures and the analysis related to the allowance for expected credit losses. In 2022 and 2021 the impairment loss was calculated applying the expected credit loss model in accordance with IFRS 9.